Cover	Oct. 12, 2026
Document Type	8-K
Amendment Flag	false
Document Period End Date	Oct. 12, 2026
Entity File Number	001-41466
Entity Registrant Name	ONFOLIO HOLDINGS INC.
Entity Central Index Key	0001825452
Entity Tax Identification Number	37-1978697
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	1007 North Orange Street
Entity Address, Address Line Two	4th Floor
Entity Address, City or Town	Wilmington
Entity Address, State or Province	DE
Entity Address, Postal Zip Code	19801
City Area Code	682
Local Phone Number	990-6920
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Common Stock, $0.001 par value per share
Title of 12(b) Security	Common Stock, $0.001 par value per share
Trading Symbol	ONFO
Security Exchange Name	NASDAQ
Warrants To Purchase Common Stock
Title of 12(b) Security	Warrants To Purchase Common Stock
Trading Symbol	ONFOW
Security Exchange Name	NASDAQ